Label	Element	Value
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco V.I. American Value Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following footnote 1 is added to the fee table under the heading “Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the Summary Prospectus and under the heading “Fund Summary - Fees and Expenses of the Fund - Annual Fund Operating Expenses” in the Statutory Prospectus:
(1) Invesco Advisers, Inc. (Invesco or the Adviser) has agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.01% and excluding certain items discussed below) of Series I and Series II shares to 0.76% and 1.01%, respectively, of the Fund's average daily net assets (the "expense limits"). When waiving advisory fees and/or reimbursing expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SUPPLEMENT DATED SEPTEMBER 17, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco V.I. American Value Fund
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Effective November 1, 2026: